FPS SERVICES, INC.
                      3200 Horizon Drive
                  King of Prussia, PA 19406
                         (610) 239-4500
                       RULE 497(j) LETTER

November 11, 1997


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:  Trainer, Wortham First Mutual Funds (the "Registrant")
          First Mutual Fund
          Trainer, Wortham Emerging Growth Fund
          Trainer, Wortham Total Return Bond Fund
     No. 2-15037
     No. 811-879


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on October 30, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


Kelly Digan
Assistant Compliance Administrator

cc:  Debi Clark
     Patrick Turley, Esq.



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